Related Party Transactions (Details) - Schedule of transactions and balances with these related parties - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Sales of construction services		$ 24
Sales of operations and maintenance services		746
Sales of administrative and other services		$ 195
Aria Energy LLC [Member]
Related Party Transaction [Line Items]
Sales of construction services			$ 32	$ 9,983
Sales of operations and maintenance services	351		1,215	1,701
Sales of administrative and other services	$ 97		$ 221	$ 409